Summarizes The Activity In The Valuation Allowance (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Activity Of Valuation Allowance [Line Items]
Balance	$ 4,869,000	$ 4,256,000
Net Operating Losses	230,000	536,000
Federal Tax Credits	27,000	50,000
State Research and Development Tax Credits	25,000	27,000
Balance	$ 5,151,000	$ 4,869,000